Brown Advisory Emerging Markets Select Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 92.3%
Australia - 0.7%
177,380	Treasury Wine Estates, Ltd.	2,226,452
China - 30.5%
26,853	51job, Inc. ADR*	1,987,122
849,264	AIA Group, Ltd.	8,009,451
67,221	Alibaba Group Holding, Ltd. ADR*	11,241,368
174,581	ASM Pacific Technology, Ltd.	2,130,135
38,173	Baidu, Inc. ADR*	3,922,658
13,931	BeiGene, Ltd. ADR*	1,705,990
1,908,034	Brilliance China Automotive Holdings, Ltd.	2,049,741
2,854,000	China Communications Services Corp., Ltd.	1,618,005
4,200,000	China Construction Bank Corp.	3,200,229
130,492	China International Travel Service Corp., Ltd.	1,701,511
769,034	China Mengniu Dairy Co., Ltd.*	2,878,704
627,832	China Merchants Bank Co., Ltd.	2,986,069
380,000	China Mobile, Ltd.	3,147,826
3,938,000	China Resources Power Holdings Co., Ltd.	4,777,918
1,156,000	China Shenhua Energy Co., Ltd.	2,320,845
4,253,811	Dongfeng Motor Group Co., Ltd.	4,041,599
253,329	ENN Energy Holdings, Ltd.	2,621,782
490,763	Henderson Land Development Co., Ltd	2,285,886
8,268,955	Huadian Power International Corp., Ltd.	3,145,422
2,403,000	Industrial & Commercial Bank of China, Ltd.	1,609,855
4,454,000	Lenovo Group, Ltd.	2,971,379
714,401	Longfor Group Holdings, Ltd.	2,668,129
1,748,725	MGM China Holdings, Ltd.	2,722,787
200,100	Midea Group Co., Ltd.	1,434,591
18,108	New Oriental Education & Technology Group, Inc. ADR*	2,005,642
417,379	Ping An Insurance Group Co. of China, Ltd.	4,797,236
57,004	TAL Education Group ADR*	1,951,817
250,996	Tencent Holdings, Ltd.	10,498,641
87,640	WuXi AppTec Co., Ltd. - Class A	1,064,604
106,260	WuXi AppTec Co., Ltd. - Class H	1,160,665
		98,657,607
Czech Republic - 1.0%
140,432	CEZ A/S	3,102,064
Hungary - 0.4%
34,081	OTP Bank	1,419,657
India - 12.0%
47,849	Bajaj Auto, Ltd.	1,987,863
1,572,578	Bharat Electronics, Ltd.*	2,405,842
231,781	Cyient, Ltd.	1,522,488
302,098	Escorts, Ltd.	2,477,525
255,229	Godrej Consumer Products, Ltd.	2,475,876
169,118	Godrej Properties, Ltd.*	2,480,891
213,706	HDFC Bank, Ltd.	3,703,423
129,845	Housing Development Finance Corp., Ltd.	3,624,269
701,639	ICICI Bank, Ltd.	4,275,768
75,418	Kotak Mahindra Bank, Ltd.	1,751,659
1,860,735	NTPC, Ltd.	3,086,675
293,345	Oberoi Realty, Ltd.*	2,102,908
76,086	Phoenix Mills, Ltd.*	749,434
3,383,511	Punjab National Bank*	2,962,596
63,185	PVR, Ltd.	1,644,582
366,047	State Bank of India*	1,400,683
		38,652,482
Indonesia - 1.6%
1,544,868	Bank Central Asia Tbk PT	3,302,880
6,711,100	Bank Rakyat Indonesia Persero Tbk PT	1,948,668
		5,251,548
Malaysia - 1.7%
2,039,800	CIMB Group Holdings Bhd	2,450,718
4,060,600	Genting Malaysia Bhd	2,942,097
		5,392,815
Philippines - 0.7%
786,561	Universal Robina Corp.	2,366,960
Russia - 3.7%
46,989	LUKOIL PJSC ADR	3,881,399
126,304	MMC Norilsk Nickel PJSC ADR	3,231,582
726,746	Rosneft Oil Co. PJSC GDR	4,656,334
		11,769,315
Singapore - 3.3%
187,389	DBS Group Holdings, Ltd.	3,390,076
211,287	Venture Corp., Ltd.	2,342,845
1,844,808	Wilmar International, Ltd.	4,979,100
		10,712,021
South Africa - 1.0%
194,922	Sasol, Ltd.	3,278,327
South Korea - 14.3%
97,850	DB Insurance Co., Ltd.	4,214,740
71,720	Hana Financial Group, Inc.	2,111,220
5,078	Hugel, Inc.*	1,634,436
128,195	KB Financial Group, Inc.	4,575,469
37,575	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	3,889,956
11,039	LG Electronics, Inc.	621,469
2,747	LG Household & Health Care, Ltd.	2,998,137
30,029	POSCO	5,692,235
347,346	Samsung Electronics Co., Ltd.	14,221,754
88,250	Shinhan Financial Group Co., Ltd.	3,083,719
45,435	SK Hynix, Inc.	3,120,491
		46,163,626
Taiwan - 11.6%
397,000	Catcher Technology Co., Ltd.	3,005,333
457,803	Chroma ATE, Inc.	2,170,813
3,693,000	Compal Electronics, Inc.	2,130,672
120,000	Globalwafers Co., Ltd.	1,210,236
1,160,000	Hon Hai Precision Industry Co., Ltd.	2,737,158
2,090,406	Lite-On Technology Corp.	3,320,909
325,191	MediaTek, Inc.	3,869,027
1,812,212	Taiwan Semiconductor Manufacturing Co., Ltd.	16,095,223
1,187,179	Uni-President Enterprises Corp.	2,864,836
		37,404,207
Thailand - 2.4%
439,600	Bangkok Bank PCL NVDR	2,493,590
710,115	CP ALL PCL	1,884,782
884,700	Siam Commercial Bank PCL NVDR	3,414,505
		7,792,877
Turkey - 1.9%
2,353,731	Akbank T.A.S.*	3,377,667
268,845	Ford Otomotiv Sanayi A.S.	2,827,789
		6,205,456
United Arab Emirates - 1.0%
1,551,174	Abu Dhabi Commercial Bank PJSC	3,322,730
United Kingdom - 2.1%
223,980	Antofagasta PLC	2,472,627
501,656	Standard Chartered PLC	4,210,842
		6,683,469
United States - 2.4%
71,754	Cognizant Technology Solutions Corp.	4,324,255
322,369	Flex, Ltd.*	3,373,591
		7,697,846
Total Common Stocks (Cost $302,654,659)		298,099,459

Preferred Stocks - 2.6%
Brazil - 1.4%
1,357,996	Cia Energetica de Minas Gerais	4,693,395
South Korea - 1.2%
59,034	Hyundai Motor Co.	3,767,913
Total Preferred Stocks (Cost $8,755,006)		8,461,308

Exchange Traded Funds - 0.4%
United States - 0.4%
17,081	iShares MSCI All Country Asia ex Japan Exchange Traded Fund	1,132,812
Total Exchange Traded Funds (Cost $1,113,311)		1,132,812

Short-Term Investments - 4.5%
Money Market Funds - 4.5%
14,537,915	First American Government Obligations Fund - Class Z, 1.83%#	14,537,915
Total Short-Term Investments (Cost $14,537,915)		14,537,915
Total Investments - 99.8% (Cost $327,060,891)		322,231,494
Other Assets in Excess of Liabilities - 0.2%		719,794
NET ASSETS - 100.0%		$322,951,288

* Non-Income Producing
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$30,512,443	$267,587,016	$-
Preferred Stocks	4,693,395	3,767,913	-
Exchange Traded Funds	1,132,812	-	-
Short-Term Investments	14,537,915	-	-
Total Investments	$50,876,565	$271,354,929	$-